INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule Of Income Tax Expense (Benefit)
A summary of the income tax (expense) benefit in the consolidated statements of income (loss) follows:

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Income tax (expense) benefit:
Current (expense) benefit	$32	$11	$(112)
Deferred (expense) benefit	(420)	(203)	739
Total	$(388)	$(192)	$627

Schedule Of Effective Income Tax Rate Reconciliation	The sources of the difference and their tax effects are as follows:

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Expected income tax (expense) benefit	$(417)	$(273)	$291
Non-taxable investment income	50	79	91
Tax audit interest	(13)	(14)	(8)
Tax settlements/uncertain tax position release	—	—	231
Tax credits	17	28	21
Deferred tax adjustment	(21)	—	—
Other	(4)	(12)	1
Income tax (expense) benefit	$(388)	$(192)	$627

Schedule Of Net Deferred Income Taxes
The components of the net deferred income taxes are as follows:

	December 31,
	2022		2021
	Assets	Liabilities	Assets	Liabilities
	(in millions)
Compensation and related benefits	$62	$—	$46	$—
Net operating loss and credits	505	—	732	—
Reserves and reinsurance	986	—	2,072	—
DAC	—	789	—	752
Unrealized investment gains (losses)	1,910	—	—	500
Investments	451	—	—	18
Other	108	—	31	—
Valuation allowance	(1,489)	—	—	—
Total	$2,533	$789	$2,881	$1,270

Schedule Of Unrecognized Tax Benefits Reconciliation
A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

	2022	2021	2020
	(in millions)
Balance at January 1,	$295	$281	$297
Additions for tax positions of prior years	—	17	229
Reductions for tax positions of prior years	—	(3)	(250)
Additions for tax positions of current year	—	—	—
Settlements with tax authorities	—	—	5
December 31,	$295	$295	$281

Unrecognized tax benefits that, if recognized, would impact the effective rate	$43	$43	$47